Note 11 - Business Segments and Significant Customers (Details) - Information About Reportable Segments (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales to unaffiliated customers:
Net Sales From Continuing Operations To Unaffiliated Customers	$ 85,330	$ 67,019	$ 161,780	$ 158,172	$ 321,143	$ 477,634	$ 418,813
Income (loss) from operations:
Income (Loss) From Operations	(32,622)	(2,481)	(34,835)	22,955	37,866	197,645	(51,555)
Capital additions (including non-cash additions):
Capital Additions (Including Non-Cash Additions)					129,942	137,385	74,739
Depreciation, depletion and amortization:
Depreciation, Depletion And Amortization From Continuing Operations					43,522	47,066	60,011
Other significant non-cash items:
Other Significant Non-Cash Items From Continuing Operations					38,051	33,810	80,533
Identifiable assets:
Identifiable Assets	2,272,455		2,272,455		1,378,290	1,396,090	1,382,493
Greens Creek [Member]
Net sales to unaffiliated customers:
Net Sales From Continuing Operations To Unaffiliated Customers	70,082	67,023	142,731	157,923	320,895	342,906	313,318
Income (loss) from operations:
Income (Loss) From Operations	9,802	23,313	36,991	70,695	138,245	181,116	138,973
Capital additions (including non-cash additions):
Capital Additions (Including Non-Cash Additions)					62,184	41,657	18,280
Depreciation, depletion and amortization:
Depreciation, Depletion And Amortization From Continuing Operations					43,522	41,013	51,671
Other significant non-cash items:
Other Significant Non-Cash Items From Continuing Operations					4,037	2,326	17,829
Identifiable assets:
Identifiable Assets	747,813		747,813		741,666	729,289	740,573
Lucky Friday [Member]
Net sales to unaffiliated customers:
Net Sales From Continuing Operations To Unaffiliated Customers	5,128	(4)	8,929	249	248	134,728	105,495
Income (loss) from operations:
Income (Loss) From Operations	(2,757)	(6,498)	(6,604)	(12,441)	(25,179)	75,608	48,639
Capital additions (including non-cash additions):
Capital Additions (Including Non-Cash Additions)					55,998	60,454	54,370
Depreciation, depletion and amortization:
Depreciation, Depletion And Amortization From Continuing Operations						6,053	8,340
Other significant non-cash items:
Other Significant Non-Cash Items From Continuing Operations					92	14	5,053
Identifiable assets:
Identifiable Assets	217,413		217,413		226,196	213,285	170,928
Other Segments [Member]
Income (loss) from operations:
Income (Loss) From Operations	(26,311)	(19,296)	(51,866)	(35,299)	(75,200)	(59,079)	(239,167)
Capital additions (including non-cash additions):
Capital Additions (Including Non-Cash Additions)					11,760	35,274	2,089
Other significant non-cash items:
Other Significant Non-Cash Items From Continuing Operations					33,922	31,470	57,651
Identifiable assets:
Identifiable Assets	$ 416,035		$ 416,035		$ 410,428	$ 453,516	$ 470,992